Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000026755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares
Account Value		$ 11,101	$ 11,101	$ 11,101	$ 10,592	$ 10,282	$ 10,437	$ 10,402	$ 10,285	$ 10,125	$ 10,059	$ 9,985	$ 9,965	$ 10,000
Average Annual Return, Percent		4.80%	1.54%	1.05%
C000026756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 11,446	$ 11,446	$ 11,446	10,905	10,580	10,713	10,661	10,520	10,309	10,196	10,076	10,010	10,000
Average Annual Return, Percent		4.96%	1.70%	1.36%
C000212354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 11,458	$ 11,458	$ 11,458	10,914	10,576	10,718	10,664	10,520	10,309	10,196	10,076	10,010	10,000
Average Annual Return, Percent		4.99%	1.72%	1.37%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Account Value		$ 12,888.16919	$ 12,888.16919	$ 12,888.16919	11,687.75389	11,369.87824	12,747.87653	12,411.13754	11,951.34538	11,046.3806	10,993.6408	10,902.16077	10,300.33	10,000
Average Annual Return, Percent	[1]	10.27%	1.52%	2.57%
Bloomberg 1 Year U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-Year U.S. Municipal Bond Index
Account Value		$ 11,368.74311	$ 11,368.74311	$ 11,368.74311	10,830.50079	10,587.84123	10,841.38768	10,793.50983	10,556.8196	10,285.75599	10,227.42795	10,112.66437	10,069.328	10,000
Average Annual Return, Percent		4.97%	1.49%	1.29%
Fifty Bloomberg 1 Year Municipal Bond 50 Lipper Tax Exempt Money Market Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg 1-Year Municipal Bond/50% Lipper Tax-Exempt Money Market Funds
Account Value		$ 11,155.82844	$ 11,155.82844	$ 11,155.82844	10,721.00296	10,460.81473	10,567.90018	10,544.52655	10,399.94702	10,207.68913	10,136.48827	10,061.25649	10,035.11937	10,000
Average Annual Return, Percent		4.06%	1.41%	1.10%
Lipper Short Municipal Debt Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Short Municipal Debt Funds Average
Account Value		$ 11,235.41988	$ 11,235.41988	$ 11,235.41988	$ 10,651.89824	$ 10,398.98454	$ 10,787.18289	$ 10,717.42318	$ 10,523.68219	$ 10,230.427	$ 10,194.59301	$ 10,122.03824	$ 10,032.18	$ 10,000
Average Annual Return, Percent		5.48%	1.30%	1.11%

[1]	The Fund has designated the S&P Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.